LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

NOTE 12: - LEASES

The Company has entered into various non-cancelable operating lease agreements for certain office spaces, stores and motor vehicles. The leases have remaining lease terms of up to 5 years, some of which may include options to extend the leases for up to an additional 5 years. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.

NOTE 12: - LEASES (Cont.)

The components of operating lease cost recorded under operating expenses were as follows:

	December 31,
	2024	2023
Fixed cost and variable cost that depend on index	$7,806	$5,216
Short-term lease cost	900	1,063
	$8,706	$6,279

Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2024	2023
Operating lease ROU assets	$23,567	$13,557
Operating lease liabilities, current	7,106	3,802
Operating lease liabilities, non-current	15,604	8,712
Weighted-average remaining lease term (in years)	4.50	4.47
Weighted-average discount rate	4.52%	3.30%

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2024, were as follows:

2025	$7,947
2026	5,434
2027	3,288
2028	2,926
2029	2,599
Thereafter	2,619
Total undiscounted lease payments	24,813
Less: imputed interest	(2,103)
Present value of lease liabilities	$22,710